PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2019	Feb. 28, 2018
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 462,783	$ 369,573
Less: accumulated depreciation	(174,906)	(122,307)
Property, Plant and Equipment, Net, Total	287,877	247,266
Building
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	62,151	63,127
Leasehold improvement
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	247,898	187,586
Computer, network equipment and software
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	121,967	91,550
Vehicles
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	598	707
Office equipment and furniture
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	$ 30,169	$ 26,603